Debt (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($)				12 Months Ended
	Feb. 27, 2026	Nov. 25, 2025	Aug. 11, 2025	Dec. 31, 2025	Mar. 31, 2026	Aug. 28, 2025
Short-Term Debt [Line Items]
Bridge loan					$ 95,381,000
Related Party [Member]
Short-Term Debt [Line Items]
Related party loan, non-current				$ 1,430
Unpaid interest				5
August 2025 Bridge Loan [Member]
Short-Term Debt [Line Items]
Bridge loan					718,000
February 2026 Bridge Loan [Member]
Short-Term Debt [Line Items]
Bridge loan					718,000
August 2025 Bridge Loan Agreement [Member]
Short-Term Debt [Line Items]
Loan additional available amount						$ 20,000,000
August 2025 Bridge Loan Agreement [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Loan amount available for initial draw			$ 5,000,000
Loan additional available amount			$ 20,000,000
Loan interest rate, percentage			4.50%
Monthly amortization rate of principal, percentage			1.25%
Debt instrument, unamortized discount			$ 142,000	124,000	113,000
Debt issuance costs			$ 46,000	40,000	36,000
Outstanding principal amount				4,836,000	5,000,000
Line of Credit Facility, Fair Value of Amount Outstanding				5,000,000
Debt issuance costs				$ 262
Prime floor rate, percentage			7.50%
Line of credit facility, description			The loan matures on August 11, 2028
Net carrying amount					4,851,000
Subordinated Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowings		$ 1,430,000
Debt interest rate		4.33%
Debt maturity date		Aug. 11, 2028
August 2025 Warrant [Member]
Short-Term Debt [Line Items]
Equity interest percentage			1.00%
Exercise price of warrants			$ 750
Warrants agreement description			The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%.
February 2026 BridgeLoans [Member]
Short-Term Debt [Line Items]
Loan amount available for initial draw					16,000,000
Loan additional available amount					9,000,000
Debt instrument, unamortized discount	$ 1,046,000				474,000
Debt issuance costs					19,000
Bridge loan	11,000,000
Proceeds from loans	$ 9,954,000
February 2026 BridgeLoans [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Net carrying amount					$ 10,507,000